EQUITY - Dividends and interest on capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	3 Months Ended							12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends and interest on capital
Minimum annual mandatory dividend (as a percent)								30.00%
Related tax benefit arising from the recording of interest on shareholders' capital as financial expense for tax purposes										R$ 63,074
Amounts to be considered for distribution as dividends
Net income (loss)								R$ (359,360)	R$ (2,890,811)	(4,551,438)
Schedule of dividends and interest on capital
Dividend/share	R$ 0.03	R$ 0.02
Outstanding shares	1,709,267	1,709,205
Dividends and interest on capital								88,482	87,340	256,500
Total Parent company's interest
Amounts to be considered for distribution as dividends
Net income (loss)								(359,360)	(2,890,811)	(4,551,438)
Schedule of dividends and interest on capital
Interest						R$ 84,318	R$ 101,200
Dividends	R$ 51,278	R$ 34,184	R$ 34,152	R$ 51,225	R$ 67,458			85,462
Dividends and interest on capital								R$ 85,462	R$ 85,377	R$ 252,976
Credit per share (R$)								R$ 0.05	R$ 0.05	R$ 0.15
Investments and working capital reserve
Amounts to be considered for distribution as dividends
Absorption of net loss by investments and working capital reserve								R$ 359,360	R$ 2,890,811	R$ 4,551,438
Schedule of dividends and interest on capital
Dividends and interest on capital								R$ 85,462	R$ 85,377	R$ 252,976